Consolidated Statement of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
REVENUE:
Service Revenue	$ 20,000	$ 0
Total Revenues	20,000	0
COSTS AND EXPENSES:
General and Administrative	1,948,423	4,076,439
Professional Fees and Consulting Expense	2,872,339	1,968,878
Research and Development	3,754,913	2,307,033
Total Costs and Expenses	8,575,675	8,352,350
LOSS FROM OPERATIONS	(8,555,675)	(8,352,350)
OTHER INCOME (EXPENSE):
Amortization of Debt Discount	0	(374,608)
Interest Expense, Related Parties	(452,424)	(2,676,308)
Interest Expense	(97,630)	(106,900)
Total Other Income (Expense)	(550,054)	(3,157,816)
NET LOSS	$ (9,105,729)	$ (11,510,166)
BASIC AND DILUTED LOSS PER SHARE	$ (0.02)	$ (0.04)
BASIC AND DILUTED SHARES OUTSTANDING	406,181,771	276,396,362